CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT (Tables)	12 Months Ended
Dec. 31, 2015
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Abstract]
Schedule of Movements of Liability and Derivative Components of Convertible Debt
	Liability	Derivative
	component	component	Total

At January 1, 2014	$-	$-	$-
Notes issued on April 30, 2014	54,443,840	3,556,160	58,000,000
Change in fair value	-	(157,518)	(157,518)
Interest charge during the year	574,834	-	574,834

At December 31, 2014 and January 1, 2015	$55,018,674	$3,398,642	$58,417,316
Change in fair value	-	562,738	562,738
Interest charge during the year	870,885	-	870,885

At December 31, 2015	$55,889,559	$3,961,380	$59,850,939

Schedule of Convertible Notes
	December 31,
	2014	2015

Current liabilities	$4,000,000	$55,889,559
Non-current liabilities	51,018,674	-

	$55,018,674	$55,889,559